Acquisitions	12 Months Ended
Jan. 28, 2012
Acquisitions

Note 17—Acquisitions

Fiscal 2011 acquisition

As part of our global growth strategy, management looks for opportunities to strengthen our business in markets we currently participate in, as well as other countries worldwide. On October 31, 2011, the Company acquired a 70% ownership interest in Labuan from Li & Fung for a purchase price of approximately $79 million plus $8 million of contingent consideration. The terms of the agreement also provide us with the future option to acquire Li & Fung’s 30% interest in the business and also provides Li & Fung the option to require us to buy their 30% interest in the business at the end of three years from the acquisition date.

As of October 31, 2011, Labuan operated 90 Toys “R” Us retail stores in Brunei, China, Hong Kong, Malaysia, Singapore, Taiwan and Thailand. In our store count, these stores are considered part of our operated locations upon acquisition. Additionally, Labuan has sublicensed to a third party the right to operate stores in the Philippines and Macau.

The results of operations of Labuan have been included in our Consolidated Financial Statements for the fiscal year ended January 28, 2012 from the date of acquisition. For the fiscal year ended January 28, 2012, Labuan had net earnings of approximately $4 million, of which net earnings attributable to Toys “R” Us, Inc. was approximately $2 million. This acquisition did not have a material impact on our Consolidated Financial Statements.

The acquisition of Labuan was accounted for under the acquisition method of accounting. As such, the cost to acquire Labuan was allocated to the respective assets acquired and liabilities assumed based on their estimated fair values as of the acquisition date. A preliminary allocation of the purchase price for our ownership interest in Labuan has been made to certain assets and liabilities of Labuan based on preliminary estimates. The Company is continuing to evaluate the estimated fair values of certain assets acquired and liabilities assumed. The Company is not aware of any information that indicates the final purchase price allocations will differ materially from preliminary estimates. For the fiscal year ended January 28, 2012, transaction costs for legal and advisory services of approximately $4 million were recorded in SG&A.

The following table summarizes our preliminary purchase price allocation of the cost to acquire Labuan:

(In millions)	Preliminary fair value as of October 31, 2011

Cash and cash equivalents	$12
Accounts and other receivables	5
Merchandise inventories	33
Property and equipment, net	13
Goodwill	62
Intangible assets	49
Deferred tax assets	2
Other assets	6

Total assets acquired	182
Current liabilities	62
Non-current liabilities	9

Total liabilities assumed	71
Noncontrolling interest	24

95

Net assets acquired	$87

Of the approximately $62 million allocated to goodwill, none will be deductible for tax purposes. All of the goodwill acquired in connection with the Labuan acquisition has been allocated to the Company’s International segment.

Goodwill represents the excess of fair value of the acquiree over the recognized bases of net identifiable assets acquired and includes the future economic benefits from other assets that could not be individually identified and separately recognized. Specifically, the goodwill recorded as part of the Labuan acquisition includes: the expected synergies resulting from combining the resources of the acquired business with those of the Company; and the value associated with an established retail presence with the potential to further penetrate into emerging international markets.

In connection with the acquisition, the Company recorded $49 million of intangible assets related to a reacquired license right associated with a pre-existing license agreement between the Company and Li & Fung. The reacquired license right has a finite life and will be amortized over the remaining contractual term without consideration to any contractual renewals through 2019.

As a result of the acquisition, the Company recognized Noncontrolling interest in the amount of $24 million which was measured at fair value at the acquisition date. In accordance with the terms of the agreement, the Noncontrolling interest is redeemable for cash or common stock of the Company at the option of the holder. As such, the Noncontrolling interest has been recorded in temporary equity.

Supplemental pro forma combined financial information has not been presented as the impact of the Labuan acquisition is not material to the Company’s Consolidated Financial Statements.

Fiscal 2009 acquisitions

During fiscal 2009, we paid a total of $14 million for the acquisitions described below. The acquisitions resulted in $2 million of goodwill and we acquired $9 million of finite-lived intangibles. These acquisitions did not have a material impact on our Consolidated Financial Statements.

In February 2009, we acquired the e-commerce websites eToys.com and babyuniverse.com as well as the Internet domain Toys.com and the parenting website ePregnancy.com.

On May 28, 2009, the Company acquired certain business assets of FAO Schwarz, a children’s retailer. As part of the acquisition, the Company continues to operate the FAO Schwarz retail store in New York City along with the FAO Schwarz e-commerce and catalog businesses.

On September 3, 2009, the Company acquired the brand and other intellectual property assets of KB Toys, a toy retailer.